CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Net revenues
Total net revenues	$ 3,008,908	$ 2,250,233	$ 1,490,440
Cost of revenues	(1,343,430)	(1,049,975)	(684,316)
Gross profit	1,665,478	1,200,258	806,124
Operating expenses
Selling and marketing	(889,053)	(748,750)	(461,851)
General and administrative	(500,386)	(454,663)	(413,502)
Total operating expenses	(1,389,439)	(1,203,413)	(875,353)
(Loss) / income from operations	276,039	(3,155)	(69,229)
Interest income, net	62,030	83,482	84,928
Other income, net	390,155	64,717	48,766
Impairment loss on long-term investments	(42,814)	(12,933)	(46,982)
Income before provision for income tax and loss from equity method investments	685,410	132,111	17,483
Income tax expenses	(154,417)	(38,320)	(15,379)
Loss from equity method investments	(855)	(9,531)	(6,242)
Net (loss) / income	530,138	84,260	(4,138)
Add: Net loss attributable to non-controlling interests shareholders	613	331	565
Net (loss) / income attributable to TAL Education Group's shareholders	$ 530,751	$ 84,591	$ (3,573)
Net (loss) / income per common share
Basic (in dollars per share)	$ 2.79	$ 0.42	$ (0.02)
Diluted (in dollars per share)	$ 2.75	$ 0.41	$ (0.02)
Weighted average shares used in calculating net (loss) / income per common share
Basic (in shares)	190,420,468	201,963,823	203,304,744
Diluted (in shares)	192,925,293	205,222,753	203,304,744
Learning services and others
Net revenues
Total net revenues	$ 1,946,958	$ 1,534,815	$ 1,051,783
Learning content solutions
Net revenues
Total net revenues	$ 1,061,950	$ 715,418	$ 438,657